UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G
 OF THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
	X	 Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for
 the reporting period
January 1, 2025  to March 31, 2025
Date of Report (Date of earliest event reported) May 14, 2025
Commission File Number of securitizer:
Central Index Key Number of securitizer:   0000855909
Name and telephone number, including area code, of the person to contact in connection with this filing.
	Paul Tremewan	612-224-9580

Indicate by check mark whether the securitizer has no activity to report
for the initial period pursuant to Rule 15Ga-1(c)(1) [   ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) 1 [X]
Indicate by check mark whether the securitizer has no activity to report
 for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [   ]


                 INFORMATION TO BE INCLUDED IN THE REPORT
 REPRESENTATION AND WARRANTY INFORMATION
Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i).
Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1
N/A


SIGNATURES
Pursuant to the requirements of the Securities Exchange
Act of 1934, the reporting entity has duly
caused this report to be signed on its behalf by the
undersigned hereunto duly authorized.
Community Reinvestment Fund, Inc.	 (Securitizer)
Date  May 14, 2025
 /s/  Paul Tremewan			(Signature)
By: 	Paul Tremewan
Title:	Senior Vice President and Chief Financial Officer
1 Securitizer is filing this Form ABS-15G in respect of all
asset-backed securities sponsored by it
and outstanding during the reporting period.

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